UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period November 26, 2019 to December 31, 2019.

Date of Report (Date of earliest event reported): February 14, 2020

TALT TBM Holdings, LLC1

(Exact name of securitizer as specified in its charter)

025-04840	0001793825
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Emmanuelle E. Stewart, Esq., (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

(Exact name of issuing entity as specified in its charter)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]

TALT TBM Holdings, LLC, as securitizer, is filing this Form ABS-15G on behalf of itself and all of its affiliated securitizers in respect of all asset-backed securities backed by automobile leases, which are outstanding during the reporting period, and for which TALT TBM Holdings, LLC is the securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TALT TBM HOLDINGS, LLC
(Securitizer)

By:	/s/ Yaron Klein
	Name:	Yaron Klein
	Title:	Chief Financial Officer and Treasurer

Date: February 14, 2020